UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/10

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 5/7/10
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: $345,614  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]


                                                          Market Value
Other   Voting
Issuer                                Class  CUSIP        x 1000
DiscretionQuantityManagers Authority

ABBOTT LABORATORIES CMN              COMMON  002824100        7046.4768
Sole     133760  None     Sole
ALTRIA GROUP, INC. CMN               COMMON  00209S103           55.404
Sole       2700  None     Sole
AMERICAN STATES WATER CO CMN         COMMON  29899101            187.38
Sole       5400  None     Sole
AMERICAN WATER WORKS CO, INC.        COMMON  030420103           130.56
Sole       6000  None     Sole
APPLE, INC. CMN                      COMMON  29250X103           589.85
Sole       2510  None     Sole
AQUA AMERICA INC CMN                 COMMON  03836W103        366.03526
Sole      20832  None     Sole
BAXTER INTERNATIONAL INC CMN         COMMON  071813109           3375.6
Sole      58000  None     Sole
BERKSHIRE HATHAWAY INC. CLASS        COMMON  084670207         386.0325
Sole       4750  None     Sole
BOARDWALK PIPELINE PARTNERS LP       COMMON  096627104          1666.56
Sole      56000  None     Sole
BP P.L.C. SPONSORED ADR CMN          COMMON  055622104        12144.496
Sole     212800  None     Sole
BRISTOL-MYERS SQUIBB COMPANY C       COMMON  110122108        6215.2527
Sole     232781  None     Sole
BUCKEYE GP HOLDINGS L.P. CMN         COMMON  118167105           480.76
Sole      14000  None     Sole
BUCKEYE PARTNERS LP UNITS CMN        COMMON  118230101         2132.485
Sole      35500  None     Sole
CALIFORNIA WATER SERVICE GROUP       COMMON  130788102          142.918
Sole       3800  None     Sole
CATERPILLAR INC (DELAWARE) CMN       COMMON  149123101        3771.6285
Sole      60010  None     Sole
CELGENE CORPORATION CMN              COMMON  151020104           247.84
Sole       4000  None     Sole
CHEVRON CORPORATION CMN              COMMON  166764100        1634.1365
Sole      21550  None     Sole
CISCO SYSTEMS, INC. CMN              COMMON  17275R102            26.03
Sole       1000  None     Sole
CITIGROUP INC. CMN                   COMMON  172967101              972
Sole     240000  None     Sole
COACH INC CMN                        COMMON  189754104         6335.056
Sole     160300  None     Sole
COCA-COLA COMPANY (THE) CMN          COMMON  191216100              1.1
Sole         20  None     Sole
CONNECTICUT WATER SVC CMN            COMMON  207797101            93.08
Sole       4000  None     Sole
CONSOLIDATED EDISON INC CMN          COMMON  209115104         11.26862
Sole        253  None     Sole
COVIDIEN PLC CMN                     COMMON  G2552X108         2126.844
Sole      42300  None     Sole
DUNCAN ENERGY PARTNERS L.P. CM       COMMON  265026104           758.52
Sole      28000  None     Sole
EL PASO PIPELINE PARTNERS, L.P       COMMON  283705108          1422.39
Sole      51000  None     Sole
ELI LILLY & CO CMN                   COMMON  532457108         8779.728
Sole     242400  None     Sole
EMERSON ELECTRIC CO. CMN             COMMON  291011104           302.04
Sole       6000  None     Sole
ENBRIDGE ENERGY MGMT, LLC CMN        COMMON  29250X103        1243.3738
Sole      24356  None     Sole
ENBRIDGE ENERGY PARTNERS L P C       COMMON  29250R106         1006.343
Sole      19900  None     Sole
ENERGY TRANSFER PARTNERS, L.P.       COMMON  29273R109           117.15
Sole       2500  None     Sole
ENTERPRISE PRODUCTS PART L.P C       COMMON  293792107       3418.68254
Sole      98863  None     Sole
EOG RESOURCES INC CMN                COMMON  26875P101            9.294
Sole        100  None     Sole
EXXON MOBIL CORPORATION CMN          COMMON  30231G10              6698
Sole     100000  None     Sole
GENERAL ELECTRIC CO CMN              COMMON  369604103             6006
Sole     330000  None     Sole
GOLDMAN SACHS GROUP, INC.(THE)       COMMON  38141G104           34.126
Sole        200  None     Sole
GOOGLE, INC. CMN CLASS A             COMMON  38259P508        429.87696
Sole        758  None     Sole
HARLEY-DAVIDSON INC CMN              COMMON  412822108           0.8421
Sole         30  None     Sole
HOSPIRA, INC. CMN                    COMMON  441060100        4809.0185
Sole      84890  None     Sole
INTEL CORPORATION CMN                COMMON  458140100          10.0305
Sole        450  None     Sole
JAMBA,INC. CMN                       COMMON  47023A101            89.76
Sole      33000  None     Sole
JOHNSON & JOHNSON CMN                COMMON  478160104         11273.08
Sole     172900  None     Sole
KIMBERLY CLARK CORP CMN              COMMON  494368103         6941.952
Sole     110400  None     Sole
KINDER MORGAN ENERGY PARTNERS,       COMMON  494550106       6414.62726
Sole      98053  None     Sole
KINDER MORGAN MANAGEMENT, LLC        COMMON  49455U100      11855.95362
Sole     202251  None     Sole
KRAFT FOODS INC. CMN CLASS A         COMMON  50075N104         26.58096
Sole        879  None     Sole
MAGELLAN MIDSTREAM PARTNERS LP       COMMON  559080106         2024.778
Sole      42600  None     Sole
MEAD JOHNSON NUTRITION COMPANY       COMMON  582839106       9707.70537
Sole     186579  None     Sole
MEDCO HEALTH SOLUTIONS, INC. C       COMMON  58405U102      16319.99328
Sole     252788  None     Sole
MERCK & CO., INC. CMN                COMMON  58933Y105           933.75
Sole      25000  None     Sole
MICROSOFT CORPORATION CMN            COMMON  594918104         10.25062
Sole        350  None     Sole
MIDDLESEX WATER CO CMN               COMMON  596680108         113.6553
Sole       6666  None     Sole
NATIONAL PENN BANCSHARES CMN         COMMON  637138108          38.6055
Sole       5595  None     Sole
NIKE CLASS-B CMN CLASS B             COMMON  654106103            17.64
Sole        240  None     Sole
NORFOLK SOUTHERN CORPORATION C       COMMON  655844108          63.7146
Sole       1140  None     Sole
ONEOK PARTNERS, L.P. LIMITED P       COMMON  68268N103          1531.75
Sole      25000  None     Sole
PEPSICO INC CMN                      COMMON  713448108           181.94
Sole       2750  None     Sole
PFIZER INC. CMN                      COMMON  717081103         17201.45
Sole    1003000  None     Sole
PHILIP MORRIS INTL INC CMN           COMMON  718172109       6700.26496
Sole     128456  None     Sole
PLAINS ALL AMERICAN PIPELINE L       COMMON  726503105          1889.08
Sole      33200  None     Sole
PLUM CREEK TIMBER COMPANY INC        COMMON  729251108           54.474
Sole       1400  None     Sole
PRICE T ROWE GROUP INC CMN           COMMON  74144T108           10.994
Sole        200  None     Sole
PROCTER & GAMBLE COMPANY (THE)       COMMON  742718109      13219.44399
Sole     208937  None     Sole
RAYONIER INC CMN                     COMMON  754907103          249.865
Sole       5500  None     Sole
SCHLUMBERGER LTD CMN                 COMMON  806857108          215.764
Sole       3400  None     Sole
SIGMA-ALDRICH CORPORATION CMN        COMMON  826552101        6749.0865
Sole     125775  None     Sole
SPDR S&P 500 ETF TRUST SPDR          COMMON  78462F10           287.001
Sole       2453  None     Sole
SPDR S&P MIDCAP 400 ETF TRUST        COMMON  59563510          340.7208
Sole       2380  None     Sole
SUNOCO LOGISTICS PARTNERS LP C       COMMON  86786L108            945.3
Sole      13800  None     Sole
TARGA RESOURCES PARTNERS LP CM       COMMON  87611X105           291.61
Sole      11000  None     Sole
TC PIPELINES, L.P. CMN               COMMON  87233Q108         5326.602
Sole     140100  None     Sole
TOOTSIE ROLL & IND. CMN              COMMON  890516107          0.75684
Sole         28  None     Sole
TOOTSIE ROLL INDS INC CL-B CMN       COMMON  89051620            19.225
Sole        769  None     Sole
WALT DISNEY COMPANY (THE) CMN        COMMON  254687106        6634.9946
Sole     190060  None     Sole
WELLS FARGO & CO (NEW) CMN           COMMON  949746101           24.896
Sole        800  None     Sole
WILLIAMS PARTNERS L. P. CMN          COMMON  96950F104         1082.187
Sole      26900  None     Sole
WILLIAMS PIPELINE PARTNERS L.P       COMMON  96950K103           502.15
Sole      16600  None     Sole
WILLIAMS-SONOMA, INC. CMN            COMMON  969904101      124413.1134
Sole    4732336  None     Sole
ZIMMER HLDGS INC CMN                 COMMON  98956P102        6724.5872
Sole     113591  None     Sole

                                                            345613.5121